Commitments and Pledges - Remaining instalments for the newbuilds vessels (Details) € in Millions	Dec. 31, 2024 EUR (€)
Commitments and pledges
Contract amount	€ 2,261
Commitment amount	1,395
EUR
Commitments and pledges
Contract amount	519
Commitment amount	105
USD
Commitments and pledges
Contract amount	1,839
Commitment amount	1,342
P-Class
Commitments and pledges
Contract amount	581
Commitment amount	185
P-Class | EUR
Commitments and pledges
Contract amount	220
P-Class | USD
Commitments and pledges
Contract amount	390
Commitment amount	193
M-Class
Commitments and pledges
Contract amount	618
Commitment amount	409
M-Class | USD
Commitments and pledges
Contract amount	655
Commitment amount	425
A-Class
Commitments and pledges
Contract amount	1,062
Commitment amount	801
A-Class | EUR
Commitments and pledges
Contract amount	299
Commitment amount	105
A-Class | USD
Commitments and pledges
Contract amount	794
Commitment amount	€ 724